Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 19,657,905	$ 37,894,166	$ 54,596,333	$ 86,705,020
Operating costs and expenses:
Cost of goods sold (exclusive of depreciation and amortization shown below)	9,787,350	20,473,087	30,805,155	49,245,721
Depreciation and amortization	499,876	521,289	1,413,074	1,431,482
Sales and marketing	5,202,525	8,595,645	16,178,375	19,813,979
General and administrative	7,151,005	4,302,853	15,893,998	9,716,058
Total operating expenses	22,640,756	33,892,874	64,290,602	80,207,240
(Loss) income from operations	(2,982,851)	4,001,292	(9,694,269)	6,497,780
Other income (expenses), net:
Other income, net	137,508	9,151	188,329	6,982
Change in fair value of warrant liabilities	138,000		828,000
Interest expense	(209,227)	(10,396)	(294,257)	(62,920)
Total other income (expense), net	66,281	(1,245)	722,072	(55,938)
Net (loss) income before taxes	(2,916,570)	4,000,047	(8,972,197)	6,441,842
Income tax benefit	44,146		235,352
Net (loss) income	(2,872,424)	4,000,047	(8,736,845)	6,441,842
Less: Net loss attributable to Sunergy Renewables, LLC prior to the Business Combination		4,000,047	(523,681)	6,441,842
Net loss subsequent to the Business Combination	(2,872,424)		(8,213,164)
Less: Net loss attributable to redeemable non-controlling interests	(2,448,162)		(5,979,621)
Net loss attributable to Class A common stock	$ (424,262)		$ (2,233,543)
Basic net (loss) income per common unit (in Dollars per share)	$ (0.08)		$ (0.6)
Diluted net (loss) income per common unit (in Dollars per share)	$ (0.08)		$ (0.6)
Weighted average units outstanding, basic (in Shares)	5,053,942		3,696,721
Weighted average units outstanding, diluted (in Shares)	5,053,942		3,696,721
Nonrelated Party
Total revenue	$ 17,329,201	$ 37,894,166	$ 36,457,234	$ 86,705,020
Related Party
Total revenue	$ 2,328,704		$ 18,139,099
Esgen Acquisition Corp
Operating costs and expenses:
(Loss) income from operations					$ (5,059,125)	$ (2,830,117)
Other income (expenses), net:
Other income, net					2,057,931	17,164,367
Change in fair value of warrant liabilities					(317,376)	13,179,936
Interest and investment income on marketable securities and cash held in Trust Account					1,950,267	3,984,431
Recovery of deferred offering costs allocated to warrants					425,040
Net (loss) income					(3,001,194)	14,334,250
Legal and professional fees					4,343,626	1,913,373
Insurance					92,103	528,861
Other operating costs					503,396	267,883
Operating cost-related party					$ 120,000	$ 120,000
Redeemable Class A Ordinary Shares | Esgen Acquisition Corp
Other income (expenses), net:
Basic net (loss) income per common unit (in Dollars per share)					$ (1.32)	$ 0.44
Diluted net (loss) income per common unit (in Dollars per share)					$ (1.32)	$ 0.44
Weighted average units outstanding, basic (in Shares)					3,821,284	27,600,000
Weighted average units outstanding, diluted (in Shares)					3,821,284	27,600,000
Non-Redeemable Class A and Class B Ordinary Shares | Esgen Acquisition Corp
Other income (expenses), net:
Basic net (loss) income per common unit (in Dollars per share)					$ 0.29	$ 0.3
Diluted net (loss) income per common unit (in Dollars per share)					$ 0.29	$ 0.3
Weighted average units outstanding, basic (in Shares)					6,900,000	6,900,000
Weighted average units outstanding, diluted (in Shares)					6,900,000	6,900,000